Summary of service-based share options activities (Detail) (Service-based share options [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Service-based share options [Member]
Granted
Number of Shares	6,075,650	6,569,700	640,800
Weighted Average Exercise Price	$ 4.09
Exercised
Stock Issued During Period Shares Stock Options Exercised	(1,337,440)
Weighted Average Exercise Price	$ 0.48
Share-based Compensation, Forfeited or cancelled [Abstract]
Number of Shares	(848,935)
Weighted Average Exercise Price	$ 4.53
Number of Shares Outstanding	21,551,580	17,662,305
Weighted Average Exercise Price Outstanding	$ 2.63	$ 2.06
Weighted Average Remaining Contractual Term(years) Outstanding	2.29	2.54
Aggregate Intrinsic Value Outstanding	$ 16,124,205	$ 47,105,880
Number of shares, Vested and expected to vest	20,791,475
Weighted Average Exercise Price, Vested and expected to vest	$ 2.57
Weighted Average Remaining Contractual Term(years), Vested and expected to vest	2.24
Aggregate Intrinsic Value, Vested and expected to vest	16,057,556
Number of shares, Exercisable	10,692,935
Weighted Average Exercise Price, Exercisable	$ 0.95
Weighted Average Remaining Contractual Term(years), Exercisable	0.88
Aggregate Intrinsic Value, Exercisable	$ 15,172,076